Note 23 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current trade and other payables
Trade payables	$ 7,725	$ 5,692	$ 4,324
Shares to be issued	2,500	0	0
Accruals	1,321	4,322	648
Related party payable	0	477	0
Payroll liabilities	2,077	2,210	1,413
Sales tax payable	116	949	624
Deferred income	318	974	1,129
Other creditors	540	833	778
Total current trade and other payables	14,597	15,457	8,917
Non-current other payables
Non-current accrued interest	6,129	0	0
Non-current accrued loan and other fees	314	0	0
Total non-current other payables	$ 6,443	$ 0	$ 0